Note 11 - Share-Based Awards Plan (Details) - Weighted-Average Grant-Date Fair Value of Non-Vested Restricted Shares (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Note 11 - Share-Based Awards Plan (Details) - Weighted-Average Grant-Date Fair Value of Non-Vested Restricted Shares [Line Items]
Non-vested on January 1, 2014	81,250
Non-vested on January 1, 2014	$ 3.49
Non-vested on December 31, 2014	135,344	81,250
Non-vested on December 31, 2014	$ 4.19	$ 3.49
Granted	137,458
Granted	$ 4.39	$ 3.72	$ 3.60
Vested	(67,864)
Vested	$ 3.97
Forfeited	(15,500)
Forfeited	$ 3.29